Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Investor Class
Shareholder Report [Line Items]
Fund Name	Huber Select Large Cap Value Fund
Class Name	Investor Class
Trading Symbol	HULIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Huber Select Large Cap Value Fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
Additional Information Phone Number	1-888-482-3726
Additional Information Website	https://hubercap.com/mutual-funds/download-centerfund-materials/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$153	1.34%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended October 31, 2024, the Fund underperformed the S&P 500 Index and the Bloomberg U.S. 1000 Value Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund was negatively impacted by sector allocation. An overweight in energy and an underweight in utilities both detracted from performance.
The Fund was positively impacted by stock selection within the health care and financial sectors.
POSITIONING
During the period the Fund reduced its exposure to energy and increased its exposure to consumer staples.

Top Contributors
Eli Lilly & Co.
United Rentals Inc.

Top Detractors
KBR Inc.
New Fortress Energy Inc.
PERFORMANCE
The Fund underperformed in the period, as market enthusiasm for AI and expectations for rate cuts created an unfavorable environment for deep value stocks.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	28.58	14.00	9.81
S&P 500 TR	38.02	15.27	13.00
Bloomberg US 1000 Value Total Return	29.59	10.92	9.50

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.
Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.

Net Assets	$ 280,134,580
Holdings Count | $ / shares	41
Advisory Fees Paid, Amount	$ 1,583,288
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$280,134,580
Number of Holdings	41
Net Advisory Fee	$1,583,288
Portfolio Turnover	33%

Holdings [Text Block]

Top 10 Issuers	(%)
Upbound Group, Inc.	6.5%
Eli Lilly & Co.	6.1%
KBR, Inc.	5.6%
Citigroup, Inc.	4.9%
Philip Morris International, Inc.	4.8%
Northrop Grumman Corp.	4.6%
AT&T, Inc.	4.5%
Bank of America Corp.	4.3%
BP PLC	4.1%
Microsoft Corp.	4.1%

Updated Prospectus Web Address	https://hubercap.com/mutual-funds/download-centerfund-materials/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Huber Select Large Cap Value Fund
Class Name	Institutional Class
Trading Symbol	HULEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Huber Select Large Cap Value Fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
Additional Information Phone Number	1-888-482-3726
Additional Information Website	https://hubercap.com/mutual-funds/download-centerfund-materials/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$113	0.99%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended October 31, 2024, the Fund underperformed the S&P 500 Index and the Bloomberg U.S. 1000 Value Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund was negatively impacted by sector allocation. An overweight in energy and an underweight in utilities both detracted from performance.
The Fund was positively impacted by stock selection within the health care and financial sectors.
POSITIONING
During the period the Fund reduced its exposure to energy and increased its exposure to consumer staples.

Top Contributors
Eli Lilly & Co.
United Rentals Inc.

Top Detractors
KBR Inc.
New Fortress Energy Inc.
PERFORMANCE
The Fund underperformed in the period, as market enthusiasm for AI and expectations for rate cuts created an unfavorable environment for deep value stocks.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	29.03	14.37	10.18
S&P 500 TR	38.02	15.27	13.00
Bloomberg US 1000 Value Total Return	29.59	10.92	9.50

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.
Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.

Net Assets	$ 280,134,580
Holdings Count | $ / shares	41
Advisory Fees Paid, Amount	$ 1,583,288
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$280,134,580
Number of Holdings	41
Net Advisory Fee	$1,583,288
Portfolio Turnover	33%

Holdings [Text Block]

Top 10 Issuers	(%)
Upbound Group, Inc.	6.5%
Eli Lilly & Co.	6.1%
KBR, Inc.	5.6%
Citigroup, Inc.	4.9%
Philip Morris International, Inc.	4.8%
Northrop Grumman Corp.	4.6%
AT&T, Inc.	4.5%
Bank of America Corp.	4.3%
BP PLC	4.1%
Microsoft Corp.	4.1%

Updated Prospectus Web Address	https://hubercap.com/mutual-funds/download-centerfund-materials/
Investor Class
Shareholder Report [Line Items]
Fund Name	Huber Small Cap Value Fund
Class Name	Investor Class
Trading Symbol	HUSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Huber Small Cap Value Fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
Additional Information Phone Number	1-888-482-3726
Additional Information Website	https://hubercap.com/mutual-funds/download-centerfund-materials/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$173	1.56%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended October 31, 2024, the Fund underperformed the Bloomberg U.S. 2000 Total Return Index and the Bloomberg U.S. 2000 Value Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund was negatively impacted by sector allocation. An overweight in energy and an underweight in real estate both detracted from performance.
The Fund was positively impacted by stock selection within the health care and financial sectors.
POSITIONING
During the period, the Fund reduced its exposure to information technology and increased its exposure to health care.

Top Contributors
Golar LNG Ltd.
Miller Industries Inc.

Top Detractors
Commercial Vehicle Group Inc.
Comtech Telecommunications
PERFORMANCE
The Fund underperformed in the period, as market enthusiasm for AI and a more favorable rate environment led to a poor environment for deep value stocks.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	22.10	9.24	5.47
Bloomberg US 2000 Total Return Index	34.80	9.78	8.41
Bloomberg US 2000 Value Total Return Index	31.98	11.69	8.25

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.
Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.

Net Assets	$ 78,730,220
Holdings Count | $ / shares	40
Advisory Fees Paid, Amount	$ 617,632
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$78,730,220
Number of Holdings	40
Net Advisory Fee	$617,632
Portfolio Turnover	31%

Holdings [Text Block]

Top 10 Issuers	(%)
Golar LNG Ltd.	8.3%
KBR, Inc.	7.2%
Miller Industries, Inc.	7.1%
First Citizens BancShares, Inc.	6.6%
Upbound Group, Inc.	5.4%
Xperi, Inc.	3.7%
Enova International, Inc.	3.4%
W&T Offshore, Inc.	3.3%
Carter Bankshares, Inc.	3.2%
First United Corp.	3.1%

Updated Prospectus Web Address	https://hubercap.com/mutual-funds/download-centerfund-materials/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Huber Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	HUSEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Huber Small Cap Value Fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
Additional Information Phone Number	1-888-482-3726
Additional Information Website	https://hubercap.com/mutual-funds/download-centerfund-materials/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$142	1.28%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended October 31, 2024, the Fund underperformed the Bloomberg U.S. 2000 Total Return Index and the Bloomberg U.S. 2000 Value Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund was negatively impacted by sector allocation. An overweight in energy and an underweight in real estate both detracted from performance.
The Fund was positively impacted by stock selection within the health care and financial sectors.
POSITIONING
During the period, the Fund reduced its exposure to information technology and increased its exposure to health care.

Top Contributors
Golar LNG Ltd.
Miller Industries Inc.

Top Detractors
Commercial Vehicle Group Inc.
Comtech Telecommunications
PERFORMANCE
The Fund underperformed in the period, as market enthusiasm for AI and a more favorable rate environment led to a poor environment for deep value stocks.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	22.41	9.48	5.73
Bloomberg US 2000 Total Return Index	34.80	9.78	8.41
Bloomberg US 2000 Value Total Return Index	31.98	11.69	8.25

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.
Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.

Net Assets	$ 78,730,220
Holdings Count | $ / shares	40
Advisory Fees Paid, Amount	$ 617,632
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$78,730,220
Number of Holdings	40
Net Advisory Fee	$617,632
Portfolio Turnover	31%

Holdings [Text Block]

Top 10 Issuers	(%)
Golar LNG Ltd.	8.3%
KBR, Inc.	7.2%
Miller Industries, Inc.	7.1%
First Citizens BancShares, Inc.	6.6%
Upbound Group, Inc.	5.4%
Xperi, Inc.	3.7%
Enova International, Inc.	3.4%
W&T Offshore, Inc.	3.3%
Carter Bankshares, Inc.	3.2%
First United Corp.	3.1%

Updated Prospectus Web Address	https://hubercap.com/mutual-funds/download-centerfund-materials/
Investor Class
Shareholder Report [Line Items]
Fund Name	Huber Large Cap Value Fund
Class Name	Investor Class
Trading Symbol	HUDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Huber Large Cap Value Fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
Additional Information Phone Number	1-888-482-3726
Additional Information Website	https://hubercap.com/mutual-funds/download-centerfund-materials/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$115	1.00%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended October 31, 2024, the Fund underperformed the S&P 500 Index, but outperformed the Bloomberg U.S. 1000 Value Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund was negatively impacted by sector allocation. An overweight in energy and an underweight in financials both detracted from performance.
The Fund was positively impacted by stock selection within the health care and energy sectors.
POSITIONING
During the period, the Fund reduced its exposure to energy and increased its exposure to financials.

Top Contributors
Eli Lilly & Co.
Golar LNG Ltd.

Top Detractors
KBR Inc.
New Fortress Energy Inc.
PERFORMANCE
The period experienced an unfavorable environment for deep value stocks owing to market enthusiasm for AI and expectations for a more favorable rate environment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	30.32	9.94	8.04
S&P 500 TR	38.02	15.27	13.00
Bloomberg US 1000 Value Total Return	29.59	10.92	9.50

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.
Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.

Net Assets	$ 14,572,045
Holdings Count | $ / shares	53
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$14,572,045
Number of Holdings	53
Net Advisory Fee	$0
Portfolio Turnover	27%

Holdings [Text Block]

Top 10 Issuers	(%)
Eli Lilly & Co.	11.4%
KBR, Inc.	8.2%
Golar LNG Ltd.	7.9%
Microsoft Corp.	7.3%
Citigroup, Inc.	5.6%
Upbound Group, Inc.	4.6%
Shell PLC	4.3%
First Horizon Corp.	3.0%
BP PLC	3.0%
FedEx Corp.	2.8%

Updated Prospectus Web Address	https://hubercap.com/mutual-funds/download-centerfund-materials/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Huber Large Cap Value Fund
Class Name	Institutional Class
Trading Symbol	HUDEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Huber Large Cap Value Fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
Additional Information Phone Number	1-888-482-3726
Additional Information Website	https://hubercap.com/mutual-funds/download-centerfund-materials/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$86	0.75%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended October 31, 2024, the Fund underperformed the S&P 500 Index, but outperformed the Bloomberg U.S. 1000 Value Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund was negatively impacted by sector allocation. An overweight in energy and an underweight in financials both detracted from performance.
The Fund was positively impacted by stock selection within the health care and energy sectors.
POSITIONING
During the period, the Fund reduced its exposure to energy and increased its exposure to financials.

Top Contributors
Eli Lilly & Co.
Golar LNG Ltd.

Top Detractors
KBR Inc.
New Fortress Energy Inc.
PERFORMANCE
The period experienced an unfavorable environment for deep value stocks owing to market enthusiasm for AI and expectations for a more favorable rate environment.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	30.61	10.18	8.28
S&P 500 TR	38.02	15.27	13.00
Bloomberg US 1000 Value Total Return	29.59	10.92	9.50

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.
Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.

Net Assets	$ 14,572,045
Holdings Count | $ / shares	53
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$14,572,045
Number of Holdings	53
Net Advisory Fee	$0
Portfolio Turnover	27%

Holdings [Text Block]

Top 10 Issuers	(%)
Eli Lilly & Co.	11.4%
KBR, Inc.	8.2%
Golar LNG Ltd.	7.9%
Microsoft Corp.	7.3%
Citigroup, Inc.	5.6%
Upbound Group, Inc.	4.6%
Shell PLC	4.3%
First Horizon Corp.	3.0%
BP PLC	3.0%
FedEx Corp.	2.8%

Updated Prospectus Web Address	https://hubercap.com/mutual-funds/download-centerfund-materials/
Investor Class
Shareholder Report [Line Items]
Fund Name	Huber Mid Cap Value Fund
Class Name	Investor Class
Trading Symbol	HUMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Huber Mid Cap Value Fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
Additional Information Phone Number	1-888-482-3726
Additional Information Website	https://hubercap.com/mutual-funds/download-centerfund-materials/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$128	1.15%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended October 31, 2024, the Fund underperformed the Bloomberg U.S. 2500 Total Return Index and the Bloomberg U.S. 2500 Value Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund was negatively impacted by sector allocation. An overweight in energy and an underweight in financials both detracted from performance.
The Fund was positively impacted by stock selection within the financial and health care sectors.
POSITIONING
During the period, the Fund reduced its exposure to information technology and increased its exposure to financials.

Top Contributors
Golar LNG Ltd.
Tenet Healthcare Corp.

Top Detractors
Commercial Vehicle Group Inc.
Comtech Telecommunications CP
PERFORMANCE
The Fund underperformed in the period, as market enthusiasm for AI and a more favorable rate environment led to a poor environment for deep value stocks.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/31/2015)
Investor Class	21.76	6.75	6.72
Bloomberg US 2500 Total Return Index	33.77	9.81	10.20
Bloomberg US 2500 Value Total Return	30.95	10.39	9.55

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.
Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.

Net Assets	$ 11,379,315
Holdings Count | $ / shares	35
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$11,379,315
Number of Holdings	35
Net Advisory Fee	$0
Portfolio Turnover	63%

Holdings [Text Block]

Top 10 Issuers	(%)
KBR, Inc.	9.4%
Golar LNG Ltd.	8.7%
First Citizens BancShares, Inc.	6.0%
Upbound Group, Inc.	5.1%
Enova International, Inc.	4.5%
TETRA Technologies, Inc.	4.2%
Truist Financial Corp.	3.8%
F5 Networks, Inc.	3.7%
United Rentals, Inc.	3.6%
Citigroup, Inc.	3.6%

Updated Prospectus Web Address	https://hubercap.com/mutual-funds/download-centerfund-materials/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Huber Mid Cap Value Fund
Class Name	Institutional Class
Trading Symbol	HUMEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Huber Mid Cap Value Fund for the period of November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://hubercap.com/mutual-funds/download-centerfund-materials/. You can also request this information by contacting us at 1-888-482-3726.
Additional Information Phone Number	1-888-482-3726
Additional Information Website	https://hubercap.com/mutual-funds/download-centerfund-materials/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$111	1.00%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended October 31, 2024, the Fund underperformed the Bloomberg U.S. 2500 Total Return Index and the Bloomberg U.S. 2500 Value Index.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund was negatively impacted by sector allocation. An overweight in energy and an underweight in financials both detracted from performance.
The Fund was positively impacted by stock selection within the financial and health care sectors.
POSITIONING
During the period, the Fund reduced its exposure to information technology and increased its exposure to financials.

Top Contributors
Golar LNG Ltd.
Tenet Healthcare Corp.

Top Detractors
Commercial Vehicle Group Inc.
Comtech Telecommunications CP
PERFORMANCE
The Fund underperformed in the period, as market enthusiasm for AI and a more favorable rate environment led to a poor environment for deep value stocks.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/31/2015)
Institutional Class	21.94	6.86	6.88
Bloomberg US 2500 Total Return Index	33.77	9.81	10.20
Bloomberg US 2500 Value Total Return	30.95	10.39	9.55

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.
Visit https://hubercap.com/mutual-funds/download-centerfund-materials/ for more recent performance information.

Net Assets	$ 11,379,315
Holdings Count | $ / shares	35
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$11,379,315
Number of Holdings	35
Net Advisory Fee	$0
Portfolio Turnover	63%

Holdings [Text Block]

Top 10 Issuers	(%)
KBR, Inc.	9.4%
Golar LNG Ltd.	8.7%
First Citizens BancShares, Inc.	6.0%
Upbound Group, Inc.	5.1%
Enova International, Inc.	4.5%
TETRA Technologies, Inc.	4.2%
Truist Financial Corp.	3.8%
F5 Networks, Inc.	3.7%
United Rentals, Inc.	3.6%
Citigroup, Inc.	3.6%

Updated Prospectus Web Address	https://hubercap.com/mutual-funds/download-centerfund-materials/